UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: May 1, 2011 – July 31, 2011

Item 1.  Schedule of Investments

White Oak Select Growth Fund - Schedules of Investments As of July 31, 2011 (Unaudited)
Security Description	Shares	Value

COMMON STOCKS (100.0%)
CONSUMER DISCRETIONARY (7.1%)
Internet & Catalog Retail (7.1%)
Amazon.com, Inc.(a)	82,200	$18,291,144

ENERGY (4.0%)
Energy Equipment & Services (4.0%)
Transocean, Ltd.	168,000	10,342,080

FINANCIALS (24.8%)
Capital Markets (6.6%)
The Charles Schwab Corp.	640,000	9,555,200
US Bancorp	280,000	7,296,800

		16,852,000

Commercial Banks (8.0%)
CIT Group, Inc.(a)	280,400	11,143,096
M&T Bank Corp.	60,000	5,174,400
TCF Financial Corp.	325,000	4,134,000

		20,451,496

Diversified Financial Services (4.6%)
JPMorgan Chase & Co.	295,400	11,948,930

Insurance (5.6%)
ACE, Ltd.	215,000	14,400,700

HEALTH CARE (20.1%)
Biotechnology (4.2%)
Amgen, Inc.(a)	196,500	10,748,550

Health Care Equipment & Supplies (4.1%)
Stryker Corp.	195,000	10,596,300

Health Care Providers & Services (7.9%)
Express Scripts, Inc.(a)	130,000	7,053,800
UnitedHealth Group, Inc.	268,000	13,300,840

		20,354,640

Pharmaceuticals (3.9%)
Teva Pharmaceutical Industries, Ltd. ADR	215,000	10,027,600

INFORMATION TECHNOLOGY (38.6%)
Communications Equipment (8.2%)
Cisco Systems, Inc.	465,000	7,426,050
Qualcomm, Inc.	250,000	13,695,000

		21,121,050

Computers & Peripherals (5.2%)
International Business Machines Corp.	73,000	13,275,050

Internet Software & Services (8.4%)
eBay, Inc.(a)	295,000	9,661,250
Google, Inc. - Class A(a)	19,600	11,832,324

		21,493,574

IT Services (4.4%)
Cognizant Technology Solutions Corp. - Class A(a)	163,000	11,388,810

Semiconductors & Semiconductor Equipment (8.4%)
Broadcom Corp. - Class A	282,000	10,453,740
KLA-Tencor Corp.	283,500	11,288,970

		21,742,710

Software (4.0%)
Salesforce.com, Inc.(a)	71,000	10,274,410

MATERIALS (3.7%)
Metals & Mining (3.7%)
Goldcorp, Inc.	198,000	9,466,380

TELECOMMUNICATION SERVICES (1.7%)
Wireless Telecommunication Services (1.7%)
Sprint Nextel Corp.(a)	1,015,000	4,293,450

TOTAL COMMON STOCKS (Cost $183,442,867)		257,068,874

SHORT TERM INVESTMENTS (0.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	186,909	186,909

TOTAL SHORT TERM INVESTMENTS (Cost $186,909)		186,909

TOTAL INVESTMENTS - (100.1%) (Cost $183,629,776)		$257,255,783

Liabilities in Excess of Other Assets - (-0.1%)		(377,219)

NET ASSETS - (100.0%)		$256,878,564

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak Equity Fund - Schedules of Investments

As of July 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.5%)
CONSUMER DISCRETIONARY (19.8%)
Auto Components (2.1%)
Visteon Corp.(a)	22,300	$1,398,210

Hotels, Restaurants & Leisure (2.1%)
Interval Leisure Group, Inc.(a)	110,882	1,424,834

Household Durables (3.6%)
Garmin, Ltd.	73,000	2,381,990

Internet & Catalog Retail (6.1%)
Amazon.com, Inc.(a)	14,200	3,159,784
Blue Nile, Inc.(a)	20,518	869,142

		4,028,926

Media (5.9%)
DISH Network Corp. - Class A(a)	86,300	2,557,069
Gannett Co., Inc.	62,700	800,052
News Corp. - Class A	33,000	528,660

		3,885,781

ENERGY (8.3%)
Energy Equipment & Services (8.3%)
Ensco PLC ADR	7,500	399,375
Hercules Offshore, Inc.(a)	78,100	367,070
Nabors Industries, Ltd.(a)	57,400	1,515,934
Noble Corp.	66,632	2,456,722
Pioneer Drilling Co.(a)	48,200	784,214

		5,523,315

FINANCIALS (23.2%)
Capital Markets (5.8%)
The Charles Schwab Corp.	195,000	2,911,350
Morgan Stanley	42,000	934,500

		3,845,850

Commercial Banks (11.7%)
CIT Group, Inc.(a)	77,000	3,059,980
First Bancorp	49,135	483,980
Great Southern Bancorp, Inc.	57,845	1,056,250
International Bancshares Corp.	97,500	1,639,950
SunTrust Banks, Inc.	60,000	1,469,400

		7,709,560

Consumer Finance (4.6%)
Capital One Financial Corp.	63,200	3,020,960

Insurance (1.1%)
The Travelers Cos., Inc.	13,600	749,768

HEALTH CARE (5.0%)
Biotechnology (5.0%)
Biogen Idec, Inc.(a)	32,700	3,331,149

INDUSTRIALS (6.6%)
Aerospace & Defense (5.0%)
Lockheed Martin Corp.	20,900	1,582,757
Raytheon Co.	38,300	1,713,159

		3,295,916

Construction & Engineering (1.6%)
KBR, Inc.	29,700	1,058,805

INFORMATION TECHNOLOGY (33.1%)
Internet Software & Services (8.5%)
eBay, Inc.(a)	31,000	1,015,250
Google, Inc. - Class A(a)	4,000	2,414,760
IAC/InterActive Corp.(a)	53,756	2,224,961

		5,654,971

IT Services (11.3%)
Amdocs, Ltd.(a)	115,572	3,643,985
Paychex, Inc.	49,949	1,410,060
The Western Union Co.	124,000	2,406,840

		7,460,885

Semiconductors & Semiconductor Equipment (1.2%)
KLA-Tencor Corp.	19,500	776,490

Software (12.1%)
BMC Software, Inc.(a)	70,000	3,025,400
Fair Isaac Corp.	91,396	2,719,031
Microsoft Corp.	82,000	2,246,800

		7,991,231

UTILITIES (3.5%)
Electric Utilities (3.5%)
Edison International	61,000	2,322,270

TOTAL COMMON STOCKS (Cost $50,714,879)		65,860,911

SHORT TERM INVESTMENTS (0.6%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	367,271	367,271

TOTAL SHORT TERM INVESTMENTS (Cost $367,271)		367,271

TOTAL INVESTMENTS - (100.1%) (Cost $51,082,150)		$66,228,182

Liabilities in Excess of Other Assets - (-0.1%)		(51,408)

NET ASSETS - (100.0%)		$66,176,774

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak Core Growth Fund - Schedules of Investments

As of July 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.5%)
CONSUMER DISCRETIONARY (13.1%)
Hotels, Restaurants & Leisure (11.1%)
Ctrip.com International, Ltd. ADR(a)	6,000	$276,600
Las Vegas Sands Corp.(a)	4,800	226,464
Wynn Resorts, Ltd.	2,100	322,728

		825,792

Media (2.0%)
DISH Network Corp. - Class A(a)	5,000	148,150

CONSUMER STAPLES (5.5%)
Food & Staples Retailing (2.8%)
Whole Foods Market, Inc.	3,100	206,770

Food Products (2.6%)
Corn Products International, Inc.	3,800	193,382

Personal Products (0.1%)
Herbalife, Ltd.	100	5,572

ENERGY (12.5%)
Energy Equipment & Services (12.5%)
National Oilwell Varco, Inc.	3,600	290,052
Transocean, Ltd.	4,500	277,020
Weatherford International, Ltd.(a)	16,300	357,296

		924,368

FINANCIALS (3.3%)
Consumer Finance (3.3%)
American Express Co.	4,900	245,196

HEALTH CARE (16.5%)
Biotechnology (4.5%)
Gilead Sciences, Inc.(a)	7,900	334,644

Health Care Providers & Services (8.7%)
AmerisourceBergen Corp.	6,800	260,508
Express Scripts, Inc.(a)	3,950	214,327
McKesson Corp.	2,100	170,352

		645,187

Health Care Technology (3.0%)
Cerner Corp.(a)	3,400	226,066

Life Sciences Tools & Services (0.3%)
Illumina, Inc.(a)	300	18,735

INDUSTRIALS (7.8%)
Aerospace & Defense (2.4%)
ITT Corp.	3,300	176,022

Air Freight & Logistics (1.9%)
Expeditors International of Washington, Inc.	2,900	138,388

Construction & Engineering (1.8%)
Jacobs Engineering Group, Inc.(a)	3,400	133,076

Electrical Equipment (1.7%)
Rockwell Automation, Inc.	1,800	129,168

INFORMATION TECHNOLOGY (32.8%)
Communications Equipment (6.7%)
F5 Networks, Inc.(a)	1,800	168,264
Juniper Networks, Inc.(a)	5,175	121,043
Qualcomm, Inc.	3,800	208,164

		497,471

Computers & Peripherals (2.4%)
NetApp, Inc.(a)	3,700	175,824

Internet Software & Services (4.4%)
Baidu, Inc. ADR(a)	2,100	329,847

IT Services (8.5%)
Cognizant Technology Solutions Corp. - Class A(a)	5,425	379,045
Mastercard, Inc. - Class A	825	250,181

		629,226

Semiconductors & Semiconductor Equipment (2.1%)
Broadcom Corp. - Class A	4,300	159,401

Software (8.7%)
Salesforce.com, Inc.(a)	1,950	282,184
Symantec Corp.(a)	100	1,906
VMware, Inc. - Class A(a)	3,600	361,224

		645,314

MATERIALS (8.0%)
Chemicals (5.9%)
CF Industries Holdings, Inc.	1,400	217,448
Sociedad Quimica y Minera de Chile SA ADR	3,475	223,512

		440,960

Metals & Mining (2.1%)
Molycorp, Inc.(a)	2,400	152,712

TOTAL COMMON STOCKS (Cost $5,442,494)		7,381,271

SHORT TERM INVESTMENTS (0.6%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	41,602	41,602

TOTAL SHORT TERM INVESTMENTS (Cost $41,602)		41,602

TOTAL INVESTMENTS - (100.1%) (Cost $5,484,096)		$7,422,873

Liabilities in Excess of Other Assets - (-0.1%)		(5,428)

NET ASSETS - (100.0%)		$7,417,445

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

SA - Generally designates corporations in various countries, mostly those employing the civil law.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak Discovery Fund - Schedules of Investments

As of July 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.2%)
CONSUMER DISCRETIONARY (2.1%)
Media (2.1%)
Morningstar, Inc.	3,900	$243,204

CONSUMER STAPLES (7.6%)
Beverages (3.7%)
The Boston Beer Co., Inc. - Class A(a)	4,700	423,705

Food Products (3.9%)
B&G Foods, Inc.	23,525	442,035

ENERGY (14.6%)
Energy Equipment & Services (14.6%)
Atwood Oceanics, Inc.(a)	6,600	308,220
CARBO Ceramics, Inc.	2,100	327,747
Dril-Quip, Inc.(a)	1,700	119,867
Oceaneering International, Inc.	11,200	483,840
Tesco Corp.(a)	20,100	427,326

		1,667,000

FINANCIALS (1.1%)
Capital Markets (1.1%)
Janus Capital Group, Inc.	14,500	122,380

HEALTH CARE (13.3%)
Biotechnology (2.9%)
Cubist Pharmaceuticals, Inc.(a)	9,850	334,605

Health Care Providers & Services (3.0%)
HMS Holdings Corp.(a)	4,500	340,200

Health Care Technology (3.4%)
SXC Health Solutions Corp.(a)	6,200	391,406

Pharmaceuticals (4.0%)
The Medicines Co.(a)	30,300	453,894

INDUSTRIALS (6.4%)
Commercial Services & Supplies (2.3%)
EnergySolutions, Inc.	52,100	263,626

Construction & Engineering (2.9%)
EMCOR Group, Inc.(a)	11,900	332,248

Industrial Conglomerates (1.2%)
Raven Industries, Inc.	2,500	132,075

INFORMATION TECHNOLOGY (32.8%)
Computers & Peripherals (1.2%)
STEC, Inc.(a)	13,400	136,278

Electronic Equipment & Instruments (2.4%)
Itron, Inc.(a)	6,400	275,456

Internet Software & Services (10.1%)
MercadoLibre, Inc.	7,600	603,592
NIC, Inc.	25,800	329,466
Sohu.com, Inc.(a)	2,400	216,240

		1,149,298

Semiconductors & Semiconductor Equipment (7.2%)
Cavium, Inc.(a)	7,400	255,226
Varian Semiconductor Equipment Associates, Inc.(a)	3,850	233,849
Veeco Instruments, Inc.(a)	8,300	330,257

		819,332

Software (11.9%)
AsiaInfo-Linkage, Inc.(a)	12,100	184,888
Ebix, Inc.(a)	8,600	169,334
Factset Research Systems, Inc.	1,500	138,135
Fortinet, Inc.(a)	14,800	300,736
Netscout Systems, Inc.(a)	7,100	108,275
SolarWinds, Inc.(a)	14,200	305,442
Verint Systems, Inc.(a)	4,600	156,492

		1,363,302

MATERIALS (16.3%)
Chemicals (5.6%)
Terra Nitrogen Co., LP	4,100	631,441

Containers & Packaging (3.2%)
Greif, Inc. - Class A	6,000	366,300

Metals & Mining (7.5%)
Lynas Corp., Ltd. ADR(a)	175,000	400,750
Molycorp, Inc.(a)	7,200	458,136

		858,886

TOTAL COMMON STOCKS (Cost $8,797,648)		10,746,671

SHORT TERM INVESTMENTS (5.8%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	660,680	660,680

TOTAL SHORT TERM INVESTMENTS (Cost $660,680)		660,680

TOTAL INVESTMENTS - (100.0%) (Cost $9,458,328)		$11,407,351

Liabilities in Excess of Other Assets - (0.0%)(b)		(2,919)

NET ASSETS - (100.0%)		$11,404,432

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak Technology Select Fund - Schedules of Investments

As of July 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.7%)
CONSUMER DISCRETIONARY (4.9%)
Internet & Catalog Retail (4.9%)
Amazon.com, Inc.(a)	15,100	$3,360,052

INDUSTRIALS (3.9%)
Aerospace & Defense (3.9%)
Huntington Ingalls Industries, Inc.(a)	14,566	487,670
Northrop Grumman Corp.	37,000	2,238,870

		2,726,540

INFORMATION TECHNOLOGY (88.2%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	47,000	750,590
Research In Motion, Ltd.(a)	7,000	175,000

		925,590

Computers & Peripherals (21.9%)
Apple, Inc.(a)	4,000	1,561,920
Dell, Inc.(a)	67,000	1,088,080
EMC Corp.(a)	70,000	1,825,600
International Business Machines Corp.	18,200	3,309,670
Lexmark International, Inc. - Class A(a)	64,000	2,148,480
Seagate Technology PLC	162,000	2,250,180
Western Digital Corp.(a)	84,500	2,911,870

		15,095,800

Internet Software & Services (9.5%)
eBay, Inc.(a)	29,900	979,225
Google, Inc. - Class A(a)	3,400	2,052,546
IAC/InterActive Corp.(a)	69,000	2,855,910
Yahoo!, Inc.(a)	51,100	669,410

		6,557,091

IT Services (13.8%)
Accenture PLC - Class A	71,300	4,216,682
Alliance Data Systems Corp.(a)	22,600	2,222,484
Computer Sciences Corp.	52,000	1,834,560
Total System Services, Inc.	68,500	1,274,785

		9,548,511

Semiconductors & Semiconductor Equipment (26.7%)
Applied Materials, Inc.	86,000	1,059,520
Broadcom Corp. - Class A	28,700	1,063,909
Integrated Device Technology, Inc.(a)	203,700	1,393,308
Intel Corp.	56,000	1,250,480
KLA-Tencor Corp.	70,000	2,787,400
Marvell Technology Group, Ltd.(a)	106,000	1,570,920
National Semiconductor Corp.	119,000	2,941,680
Novellus Systems, Inc.(a)	27,000	838,080
Sigma Designs, Inc.(a)	96,446	824,613
Spansion, Inc. - Class A(a)	47,518	863,877
Texas Instruments, Inc.	54,000	1,606,500

Xilinx, Inc.	69,000	2,214,900

		18,415,187

Software (15.0%)
CA, Inc.	112,000	2,497,600
Check Point Software Technologies, Ltd.(a)	64,900	3,741,485
Symantec Corp.(a)	151,000	2,878,060
Synopsys, Inc.(a)	53,000	1,270,410

		10,387,555

TELECOMMUNICATION SERVICES (1.7%)
Wireless Telecommunication Services (1.7%)
Sprint Nextel Corp.(a)	275,000	1,163,250

TOTAL COMMON STOCKS (Cost $51,078,629)		68,179,576

SHORT TERM INVESTMENTS (1.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	909,391	909,391

TOTAL SHORT TERM INVESTMENTS (Cost $909,391)		909,391

TOTAL INVESTMENTS - (100.0%) (Cost $51,988,020)		$69,088,967

Liabilities in Excess of Other Assets - (0.0%)(b)		(14,031)

NET ASSETS - (100.0%)		$69,074,936

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak Emerging Technology Fund - Schedules of Investments

As of July 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.0%)
COMMUNICATIONS (2.8%)
Telecommunications (2.8%)
Acme Packet, Inc.(a)	15,400	$907,368

CONSUMER DISCRETIONARY (3.3%)
Internet & Catalog Retail (3.3%)
Netflix, Inc.(a)	4,100	1,090,559

HEALTH CARE (12.3%)
Health Care Technology (7.4%)
Cerner Corp.(a)	36,600	2,433,534

Life Sciences Tools & Services (4.9%)
Illumina, Inc.(a)	25,500	1,592,475

INDUSTRIALS (1.1%)
Aerospace & Defense (1.1%)
American Science & Engineering, Inc.	4,378	355,187

INFORMATION TECHNOLOGY (72.8%)
Communications Equipment (5.3%)
Qualcomm, Inc.	31,750	1,739,265

Computers & Peripherals (8.0%)
Apple, Inc.(a)	4,300	1,679,064
NetApp, Inc.(a)	20,000	950,400

		2,629,464

Electronic Equipment & Instruments (2.5%)
Itron, Inc.(a)	18,900	813,456

Internet Software & Services (14.8%)
MercadoLibre, Inc.	24,600	1,953,732
NetEase.com, Inc. ADR(a)	21,200	1,071,024
NIC, Inc.	74,100	946,257
Sohu.com, Inc.(a)	9,700	873,970

		4,844,983

IT Services (6.8%)
Cognizant Technology Solutions Corp. - Class A(a)	28,150	1,966,840
Yucheng Technologies, Ltd.(a)	69,103	252,917

		2,219,757

Semiconductors & Semiconductor Equipment (5.3%)
Cavium, Inc.(a)	38,000	1,310,620
Micrel, Inc.	28,200	286,230
NVIDIA Corp.(a)	9,250	127,928

		1,724,778

Software (30.1%)
ANSYS, Inc.(a)	24,200	1,224,520
AsiaInfo-Linkage, Inc.(a)	36,100	551,608
Citrix Systems, Inc.(a)	17,300	1,246,292
Fortinet, Inc.(a)	47,400	963,168
Red Hat, Inc.(a)	25,800	1,085,664
Salesforce.com, Inc.(a)	12,000	1,736,520
SolarWinds, Inc.(a)	41,000	881,910

VMware, Inc. - Class A(a)	21,400	2,147,276

		9,836,958

MATERIALS (7.7%)
Metals & Mining (7.7%)
Lynas Corp., Ltd. ADR(a)	300,000	687,000
Molycorp, Inc.(a)	28,600	1,819,818

		2,506,818

TOTAL COMMON STOCKS (Cost $29,464,427)		32,694,602

SHORT TERM INVESTMENTS (0.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	29,095	29,095

TOTAL SHORT TERM INVESTMENTS (Cost $29,095)		29,095

TOTAL INVESTMENTS - (100.1%) (Cost $29,493,522)		$32,723,697

Liabilities in Excess of Other Assets - (-0.1%)		(43,497)

NET ASSETS - (100.0%)		$32,680,200

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak Health Sciences Fund - Schedules of Investments

As of July 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.2%)
HEALTH CARE (94.2%)
Biotechnology (8.8%)
Amgen, Inc.(a)	16,800	$918,960
Biogen Idec, Inc.(a)	15,600	1,589,172
Targacept, Inc.(a)	2,800	57,232

		2,565,364

Health Care Equipment & Supplies (24.7%)
Baxter International, Inc.	17,800	1,035,426
Becton Dickinson and Co.	13,100	1,095,291
Boston Scientific Corp.(a)	29,500	211,220
CareFusion Corp.(a)	28,600	754,754
Covidien PLC	23,000	1,168,170
CR Bard, Inc.	9,900	976,932
Greatbatch, Inc.(a)	34,600	862,232
Immucor, Inc.(a)	18,700	495,550
Medtronic, Inc.	17,900	645,295

		7,244,870

Health Care Providers & Services (25.8%)
AmerisourceBergen Corp.	37,500	1,436,625
Cardinal Health, Inc.	27,100	1,185,896
Centene Corp.(a)	5,100	167,331
McKesson Corp.	16,750	1,358,760
Molina Healthcare, Inc.(a)	20,175	456,964
PharMerica Corp.(a)	74,942	957,009
UnitedHealth Group, Inc.	19,400	962,822
WellPoint, Inc.	15,000	1,013,250

		7,538,657

Life Sciences Tools & Services (5.5%)
Affymetrix, Inc.(a)	12,000	67,800
Techne Corp.	7,800	591,162
Waters Corp.(a)	10,800	949,212

		1,608,174

Pharmaceuticals (29.4%)
AstraZeneca PLC ADR	23,400	1,135,134
Corcept Therapeutics, Inc.(a)	10,570	37,841
Eli Lilly & Co.	18,000	689,400
GlaxoSmithKline PLC ADR	24,800	1,101,616
Johnson & Johnson	13,100	848,749
Novartis AG ADR	18,300	1,119,960
Par Pharmaceutical Cos., Inc.(a)	23,000	744,970
Pfizer, Inc.	53,200	1,023,568
Sanofi-Aventis SA ADR	29,992	1,162,190
Teva Pharmaceutical Industries, Ltd. ADR	15,700	732,248

		8,595,676

TOTAL COMMON STOCKS (Cost $21,741,819)		27,552,741

RIGHTS (0.0%)(b)
HEALTH CARE (0.0%)(b)
Pharmaceuticals (0.0%)(b)
Sanofi, Rights, (expiring 12/31/20)(a)	6,500	7,540

TOTAL RIGHTS

(Cost $15,633)		7,540

SHORT TERM INVESTMENTS (6.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,785,745	1,785,745

TOTAL SHORT TERM INVESTMENTS (Cost $1,785,745)		1,785,745

TOTAL INVESTMENTS - (100.3%) (Cost $23,543,197)		$29,346,026

Liabilities in Excess of Other Assets - (-0.3%)		(79,759)

NET ASSETS - (100.0%)		$29,266,267

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law.

The accompanying notes are an integral part of the quarterly schedules of investments.

Notes to Schedules of Investments

As of July 31, 2011 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”) is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” (of which there were none as of July 31, 2011) are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the actual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At July 31, 2011, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

As of July 31, 2011	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	$ 86,934,517	$ 17,488,869	$ 2,135,432	$ 2,521,491
Gross depreciation (excess of tax cost over value)	(13,308,510)	(2,342,837)	(196,655)	(540,007)
Net unrealized appreciation/(depreciation)	$ 73,626,007	$ 15,146,032	$ 1,938,777	$ 1,981,484
Cost of investment for income tax purposes	$ 183,629,776	$ 51,082,150	$ 5,484,096	$ 9,425,867

As of July 31, 2011	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	$ 20,332,624	$ 5,184,258	$ 6,889,116
Gross depreciation (excess of tax cost over value)	(3,231,677)	(1,956,926)	(1,088,868)
Net unrealized appreciation/(depreciation)	$ 17,100,947	$ 3,227,332	$ 5,800,248
Cost of investment for income tax purposes	$ 51,988,020	$ 29,496,365	$ 23,545,778

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established for fair value measurement based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Quoted and Unadjusted prices in active markets for identical securities
2)	Level 2 - Other Significant Observable Inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2011.

WHITE OAK SELECT GROWTH FUND

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$257,068,874	$-	$-	$257,068,874
Short Term Investments	186,909	-	-	186,909
Total	$ 257,255,783	$-	$-	$257,255,783

PIN OAK EQUITY FUND

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$65,860,911	$-	$-	$65,860,911
Short Term Investments	367,271	-	-	367,271
Total	$66,228,182	$-	$-	$ 66,228,182

ROCK OAK CORE GROWTH FUND

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$7,381,271	$-	$-	$7,381,271
Short Term Investments	41,602	-	-	41,602
Total	$7,422,873	$-	$-	$7,422,873

RIVER OAK DISCOVERY FUND

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$10,746,671	$-	$-	$10,746,671
Short Term Investments	660,680	-	-	660,680
Total	$11,407,351	$-	$-	$11,407,351

RED OAK TECHNOLOGY SELECT FUND

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$68,179,576	$-	$-	$68,179,576
Short Term Investments	909,391	-	-	909,391
Total	$69,088,967	$-	$-	$69,088,967

BLACK OAK EMERGING TECHNOLOGY FUND

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$32,694,602	$-	$-	$32,694,602
Short Term Investments	29,095	-	-	29,095
Total	$32,723,697	$-	$-	$32,723,697

LIVE OAK HEALTH SCIENCES FUND

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$27,552,741	$-	$-	$27,552,741
Rights	-	7,540	-	7,540
Short Term Investments	1,785,745	-	-	1,785,745
Total	$29,338,486	$7,540	$-	$29,346,026

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Statements of Investments.

There were no significant transfers into or out of Level 1 and Level 2 during the period.

There were no Level 3 securities held during the period ended July 31, 2011.

Item 2.  Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	September 29, 2011

By	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer and Principal Financial Officer

Date:	September 29, 2011